Schedule of interests subsidiary undertakings (Details)	12 Months Ended
Dec. 31, 2021
TC BioPharm Limited [member]
IfrsStatementLineItems [Line Items]
Name	TC BioPharm Limited
Country of incorporation	United Kingdom
Holding	Ordinary £1 shares and A Ordinary £0.001 shares
Proportion held	100%
Nature of business	Biotechnology research and development
TC BioPharm North America Inc [member]
IfrsStatementLineItems [Line Items]
Name	TC BioPharm (North America), Inc.
Country of incorporation	United States of America
Holding	Ordinary $0.01 shares
Proportion held	100% by TC BioPharm Limited
Nature of business	Biotechnology research and development
TC BioPharm BV [member]
IfrsStatementLineItems [Line Items]
Name	TC BioPharm BV
Country of incorporation	The Netherlands
Holding	Ordinary €1 shares
Proportion held	100% by TC BioPharm Limited
Nature of business	Biotechnology research and development